PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

The following summarizes property and equipment:

	June 30,	December 31,
	2025	2024
Software and computer equipment	$844,185	$795,369
Furniture and fixtures	228,033	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,147,636	1,101,670
Less accumulated depreciation	(937,173)	(957,818)
Total property and equipment, net	$210,463	$143,852

The Company recorded depreciation expense was $12,588 and $20,967 and $27,588 and $35,284 for the three and six months ended June 30, 2025 and 2024, respectively.

The following summarizes capitalized software development costs as of June 30, 2025 and December 31, 2024:

Capitalized software, net - beginning balance, December 31, 2024	$1,540,121
Capitalized software development costs - 2025	1,568,778
Less accumulated amortization	(434,054)
$2,674,845

The Company recorded amortization of capitalized software costs of $334,054 and $119,453, and $434,054 and $137,916 for the three and six months ended June 30, 2025 and 2024, respectively.

NOTE 8 – PROPERTY AND EQUIPMENT, NET

The following summarizes property and equipment as of December 31:

	2024	2023
Software and computer equipment	$795,369	$809,031
Furniture and fixtures	230,883	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,101,670	1,115,332
Less accumulated depreciation	(957,818)	(881,024)
Total other long-term assets	$143,852	$234,308

Total depreciation expense was $76,794 and $58,641 for the years ended December 31, 2024 and 2023, respectively.

The following summarizes capitalized software development costs as of December 31, 2024:

Capitalized software - beginning balance, December 31, 2023	$-
Capitalized software development costs - 2024	1,701,471
Less accumulated amortization	(161,350)
$1,540,121

Total amortization expense for the years ended December 31, 2024 and 2023, was $161,350 and $0, respectively.